EQUITY INCENTIVE PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Units and Performance-based Restricted Stock Units Activity
The following table summarizes RSU and PRSU activity during the nine months ended September 30, 2024:

	Number of RSUs and PRSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	104,886	$22.83
RSUs and PRSUs granted	153,012	12.30
RSUs and PRSUs vested	(43,053)	24.24
RSUs and PRSUs canceled	(17,705)	24.68

Outstanding at September 30, 2024	197,140	$14.18

The following table summarizes RSU and PRSU activity during the year ended December 31, 2023:

	Number of RSUs and PRSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	61,149	$29.36
RSUs and PRSUs granted	75,778	20.04
RSUs and PRSUs vested	(24,487)	29.64
RSUs and PRSUs canceled	(7,554)	25.76

Outstanding at December 31, 2023	104,886	$22.83

Schedule of Stock Option Activity
The following table summarizes stock option activity during the nine months ended September 30, 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Total Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	533,151	$44.61	6.72	$57
Options granted	1,796,401	11.14
Options exercised	—	—
Options canceled	(71,870)	31.68

Outstanding at September 30, 2024	2,257,682	$18.39	9.10	$1

Vested and expected to vest at September 30, 2024	2,257,682	$18.39	9.10	$1

Exercisable at September 30, 2024	420,941	$48.19	5.74	$1

The following table summarizes stock option activity during the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Total Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	404,816	$55.60	6.65	$48
Options granted	161,666	20.40
Options exercised	(1,287)	16.65
Options canceled	(32,044)	62.40

Outstanding at December 31, 2023	533,151	$44.61	6.72	$57

Vested and expected to vest at December 31, 2023	533,151	$44.61	6.72	$57

Exercisable at December 31, 2023	361,644	$55.04	5.71	$54

Schedule of Black-Scholes Option Pricing Model Assumptions
The following table summarizes the Black-Scholes option pricing model assumptions used to estimate the fair value of stock options granted to employees under the 2015 EIP and 2020 IIP and the shares purchasable under the 2015 ESPP during the periods presented:

	For the years ended December 31,
	2023	2022
2015 EIP and 2020 IIP
Risk-free interest rate	3.58% - 4.61%	1.39% - 4.02%
Expected dividend yield	0%	0%
Expected volatility	82% - 83%	70% - 75%
Expected term (years)	5.50 - 6.08	5.50 - 6.08
2015 ESPP
Risk-free interest rate	4.29% - 5.43%	1.57% - 2.65%
Expected dividend yield	0%	0%
Expected volatility	64% - 147%	75% - 98%
Expected term (years)	0.50 - 2.00	0.50 - 2.00

Schedule of Stock-based Compensation Expense
Stock-based compensation expense recognized for RSUs, PRSUs, stock options, and the ESPP has been reported in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Nine Months Ended September 30,
	2024	2023
Stock compensation expense:
Research and development	$868	$629
Selling, general and administrative	1,150	1,038

Stock compensation expense recorded in continuing operations	2,018	1,667
Stock compensation expense recorded in discontinued operations	231	564

Total stock compensation expense	$2,249	$2,231

Stock-based compensation expense recognized for RSUs, PRSUs, stock options, and the ESPP has been reported in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2023	2022
Stock compensation expense:
Research and development	$839	$809
Selling, general and administrative	1,469	1,945

Stock compensation expense recorded in continuing operations	2,308	2,754
Stock compensation expense recorded in discontinued operations	753	951

Total stock compensation expense	$3,061	$3,705